Selling and Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Selling And Marketing Expenses
Schedule of selling and marketing expenses

	Year ended December 31
	2018	2017	2016
	U.S. dollars in thousands
Payroll and related expenses	2,801	1,567	695
Share-based payment	123	573	771
Professional fees	1,118	823	741
Marketing	699	490	353
Other	801	598	332
	5,542	4,051	2,892